COMMITMENTS AND CONTINGENCIES - Summary of cash flow transactions arising from the lease transaction (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Cash paid for amounts included in the measurement of lease liability	$ 90,331	$ 270,993
Right-of-use assets obtained in exchange for new operating lease liability	$ 0	$ 934,584